Nature of Organization and Summary of Significant Accounting Policies (Details) - USD ($)	1 Months Ended	9 Months Ended		12 Months Ended
	Jul. 22, 2021	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Apr. 25, 2018
Nature of Organization and Summary of Significant Accounting Policies (Details) [Line Items]
Controlling interest, percentage	80.00%	80.00%				87.00%
Net loss		$ 5,933,775	$ 2,619,752	$ 4,434,443	$ 7,240,740
Net cash used in operations		(1,288,675)	(1,132,842)	(1,783,027)	(1,313,711)
Accumulated deficit		(56,325,555)		(45,968,839)	$ (40,000,015)
Shareholders deficit				(3,167,220)
Working capital deficit		$ 1,387,394		$ 1,414,268
Issued and outstanding capital stock		80.00%
Restricted shares (in Shares)	28,021,016
Dividend average	$ 800,000
Issued and outstanding interest	20.00%
Common stock percent	300.00%
Net cash used in operations		$ 1,288,675	$ 1,132,842
Shareholders’ deficit		$ 3,851,082
Series of Individually Immaterial Business Acquisitions [Member]
Nature of Organization and Summary of Significant Accounting Policies (Details) [Line Items]
Business acquired, percentage	80.00%
LLC [Member]
Nature of Organization and Summary of Significant Accounting Policies (Details) [Line Items]
Controlling interest, percentage		87.00%